Litigation and Contingencies - Additional Information (Detail)		1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Apr. 30, 2007 Ministry Of Justice Of Belgium EUR (€)	Apr. 30, 2008 Ministry Of Justice Of Belgium EUR (€)	Dec. 31, 2014 Lufthansa AG EUR (€)	Dec. 31, 2007 Lufthansa AG EUR (€)	Dec. 31, 2014 Lufthansa AG Dismissed Claims EUR (€)	Aug. 31, 2012 Health Information Management (HIM) USD ($)
Loss Contingencies [Line Items]
Loss contingency, damages sought value		€ 28,000,000			€ 21,400,000	€ 21,400,000	$ 35,000,000
Counterclaim against termination of contract			18,500,000		1,500,000	1,500,000
Loss contingency, awarded value				2,200,000
Loss contingency, interest awarded				1,160,000
Amount of judgment awarded to Unisys				240,000
Unreserved tax-related matters, inclusive of interest	$ 127,000,000